Expense Example - StrategicAdvisersUSTotalStockFund-PRO - StrategicAdvisersUSTotalStockFund-PRO - Strategic Advisers U.S. Total Stock Fund - Strategic Advisers U.S. Total Stock Fund	May 06, 2024 USD ($)
Expense Example:
1 year	$ 25
3 years	$ 77